Impairment Charges	12 Months Ended
Jun. 30, 2012
Impairment Charges

Note 4 – Impairment Charges

The company recognized impairment charges in 2012, 2011 and 2010 and the significant impairments are reported on the “Impairment charges” line of the Consolidated Statements of Income. The tax benefit is determined using the statutory tax rates for the tax jurisdiction in which the impairment occurred. The impact of these charges is summarized in the following tables:

(in millions)	Pretax Impairment Charge	Tax Benefit	After Tax Charge
2012
General corporate expenses	$14	$5	$ 9
2011
Foodservice/Other	$15	$5	$10
2010
Foodservice/Other	$15	$5	$10

The company currently tests goodwill and intangible assets not subject to amortization for impairment in the fourth quarter of its fiscal year and whenever a significant event occurs or circumstances change that would more likely than not reduce the fair value of these intangible assets. Other long-lived assets are tested for recoverability whenever events or changes in circumstances indicate that its carrying value may not be recoverable. The following is a discussion of each impairment charge:

2012

Capitalized computer software – The company recognized a $14 million impairment charge related to the write-down of capitalized computer software which was no longer determined to have any future use by the company. These charges were recognized as part of general corporate expenses.

2011

Foodservice/Other Property – The company recognized a $15 million impairment charge related to the write-down of manufacturing equipment associated with the foodservice bakery operations of the Foodservice/Other segment.

2010

Foodservice/Other Property – The company recognized a $15 million impairment charge related to the write-down of manufacturing equipment associated with the foodservice bakery operations of the Foodservice/Other segment due to the loss of a customer contract.